Dividends paid and proposed (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended													12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared and paid during the year		$ 3.4	$ 3.3	$ 3.3	$ 3.3	$ 3.3	$ 3.3	$ 3.3	$ 3.4	$ 2.7	$ 2.7	$ 2.7	$ 2.7	$ 13.3	$ 13.3	$ 10.8
Dividends declared and paid during the year (USD per share)		$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.125	$ 0.1	$ 0.1	$ 0.1	$ 0.1
Dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends declared and paid during the year					$ 3.4
Dividends declared and paid during the year (USD per share)	$ 0.125